Stock-Based Compensation	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015
Stock-Based Compensation
STOCK-BASED COMPENSATION

14. STOCK-BASED COMPENSATION.

        The following table summarizes the stock-based compensation expenses included in our Statement of Operations and Comprehensive Loss the months ended January 31, 2015 and 2014 and the years ended December 31, 2014 and 2013 (in thousands):

	Month ended January 31,		Year ended December 31,
	2015	2014	2014	2013
		(Unaudited)
Research and development	$27	$8	$228	$30
Sales and marketing	40	1	147	7
General and administrative expenses	32	2	818	21

Stock-based compensation expense, net of tax	$99	$11	$1,193	$58

        The Company estimates the fair value of time-based stock options, if any, granted using the Black-Scholes pricing model. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. Time-based and performance-based options, if any, typically have a ten-year life from date of grant and vesting periods of two to four years.

Valuation Assumptions

        The fair value of stock-based awards to employees is calculated through the use of the Black-Scholes pricing model, even though such model was developed to estimate the fair value of freely tradable, fully transferable options without vesting restrictions, which differ significantly from the Company's stock option awards. This model also requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values.

Expected Term

        The expected term represents the period that the Company's stock-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Company utilizes the simplified method for estimating the expected term of the stock-based award, instead of historical exercise data.

Expected Volatility

        The Company uses the historical volatility of the price of the common shares of selected public companies in the biotechnology sector.

Expected Dividend

        The Company has never paid dividends on its common shares and currently does not intend to do so and, accordingly, the dividend yield percentage is zero for all periods.

Risk-Free Interest Rate

        The Company bases the risk-free interest rate used in the Black-Scholes-Merton valuation method upon the implied yield curve currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term used as the assumption in the model.

        The following assumptions were used to calculate the estimated fair value of the awards for the month ended January 31, 2015 and the years ended December 31, 2014 and 2013:

		Year ended December 31,
	Month ended January 31, 2015
		2014	2013
Expected volatility	82.1%	82.2%	82.1%
Expected term in years	6.0	6.0	5.51 - 6.08
Risk-free interest rate	1.56%	1.74%	0.61 - 1.62%
Expected dividend yield	—%	—%	—%

7. STOCK-BASED COMPENSATION

The following table summarizes the stock-based compensation expenses included in the unaudited condensed consolidated statement of operations and comprehensive loss (in thousands):

	For the three months ended
	April 30,
	2015	2014
Research and development	$86	$34
Sales and marketing	124	16
General and administrative	90	65

Stock-based compensation expense	$300	$115

The Company estimates the fair value of stock options granted using the Black-Scholes pricing model, even though such model was developed to estimate the fair value of freely tradable, fully transferable options without vesting restrictions, which differ significantly from the Company’s stock option awards. This model also requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values. The fair value is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. As of April 30, 2015, total compensation costs related to unvested, but not yet recognized, stock-based awards was $2.9 million, net of estimated forfeitures. This cost will be amortized on straight-line basis over a weighted average remaining period of 3.07 years and will be adjusted for subsequent changes in estimated forfeitures.

Valuation Assumptions

The following assumptions were used to calculate the estimated fair value of awards granted during the three months ended April 30, 2015 and 2014:

	For the three months ended April 30,
	2015	2014
Expected volatility	82.6%	82.1%
Expected term in years	6.0	5.52 - 6.08
Risk-free interest rate	1.62%-1.99%	0.67% - 0.89%
Expected dividend yield	—	—

Expected Term

The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Company utilizes the simplified method for estimating the expected term of the stock-based award, instead of historical exercise data.

Expected Volatility

The Company uses the historical volatility of the price of the common shares of selected public companies in the biotechnology sector due to its limited trading history.

Risk-Free Interest Rate

The Company bases the risk-free interest rate used in the Black-Scholes pricing method upon the implied yield curve currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term used as the assumption in the model.

Expected Dividend

The Company has never paid dividends on its common shares and currently does not intend to do so and, accordingly, the dividend yield percentage is zero for all periods.